New standards and regulatory changes	12 Months Ended
Dec. 31, 2022
New standards and regulatory changes
New standards and regulatory changes

5.New standards and regulatory changes

5.1New standards adopted by Ecopetrol Business Group, effective as of January 1, 2022

Ecopetrol Business Group applied for the first-time certain standards and amendments, which are effective for annual periods beginning on or after January 1, 2022. It has not early adopted any other standards, interpretations or amendments that have been issued and not yet effective as of the date of this report:

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IAS 16 – Property, plant, and equipment: amendment that expresses the prohibition of deducting from the cost of property, plant, and equipment the value of sales of items produced, while the company prepares the asset for its intended use. As of January 1, 2022, Ecopetrol Business Group adopted for the first time the Amendment IAS 16 “Property, Plant and Equipment - Proceeds before intended use” in a mandatory manner, the nature and effects of these changes are mentioned below:

In May 2020, the International Accounting Standards Committee - IASB issued amendments to IAS 16 - Property, Plant and Equipment referring to the part of proceeds before intended use, in terms of:

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The sales obtained from the elements produced during the installation and start-up process of the asset, that is, products obtained in the project stage or extensive tests, are recognized in the results of the period as revenue.

o	The costs associated with the production of products obtained in the project stage or extensive tests sold according to IAS 2 are also recognized in the result of the period.
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The amount of revenue and costs related to the sale of products obtained in the project stage or extensive tests is disclosed in the notes to the consolidated financial statements, detailing in which items of the Financial Statement they are included.

In the oil and gas sector, this amendment has effects on the treatment of the sale to third parties of extensive oil field tests, which are sales of crude oil or gas from a well under development before entering the market in full production.

Retroactive application only affected for property, plant, and equipment, and natural and environmental resources accounts that were in the construction stage at the beginning of the earliest period presented in the consolidated financial statements in which the Ecopetrol Business Group adopted the standard, that is, on January 1, 2021. The impact of the adoption of this standard was as follows:

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An increase of $48,173 (See Note 15) and $18,013 (See Note 14) in the Exploration and evaluation account within Natural and environmental resources and property, plant, and equipment balance sheet line items, respectively, with a corresponding increase in retained earnings.

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An effect of $24,132 (See Note 10) due to the reversal of the deferred tax liability arising from the temporary difference between the tax basis and accounting basis prior to the adoption of the amendment and a corresponding effect in retained earnings.

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IAS 37 – Provisions, contingent assets, and liabilities: in which it details what costs an entity must include when determining whether a contract is onerous. The amendments apply a directly related cost approach. The costs that relate directly to a contract to provide goods or services include both incremental costs (e.g., the costs of direct labor and materials) and an allocation of costs directly related to contract activities (e.g., depreciation of equipment used to fulfil the contract as well as costs of contract management and supervision). General and administrative costs do not relate directly to a contract and are excluded unless they are explicitly chargeable to the counterparty under the contract. This amendment had no impact on the annual consolidated financial statements of Ecopetrol Business Group.

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Cycle of annual improvements 2018 – 2020 involving adjustments to IFRS 1 - subsidiary as first-time adopter, IAS 41 - taxes on fair value measurements, IFRS 16 - lease incentives and IFRS 9 - charges in the 10% test for the derecognition of financial liabilities, which clarifies the charges that an entity includes when evaluating whether the terms of a new or modified financial liability are materially different from the terms of the original financial liability. This amendment had no impact on the annual consolidated financial statements of Ecopetrol Business Group.

New standards adopted by Ecopetrol Business Group, effective as of January 1, 2021 (Reform to the benchmark interest rate) and 2020 (Amendments to IFRS 3, IFRS 7, IFRS 9, IAS 39, IAS 1, IFRS 16 Covid-19, IAS 8 and revised conceptual framework for Financial Reporting), did not have a significant impact on the financial statements as of December 31, 2021, and 2020.

5.2 New standards issued but not yet adopted

The IASB issued amendments to the following standards, with an effective date on January 1, 2023, or later periods:

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Amendment to IAS 1 - Classifications of liabilities as current or non-current, modifies the requirement to classify a liability as current, by establishing that a liability is classified as current when it does not have the right at the end of the reporting period to defer the liquidation of the liability during, at least, the twelve months following the date of the reporting period. This amendment will be effective as of January 1, 2023. On October 31, 2022, IASB published an amendment on non-current liabilities with agreed conditions and modified the effective date of January 2024.

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Amendments to IAS 1 – Presentation of financial statements. Companies must disclose material information about their accounting policies and apply the concept of materiality to accounting policy disclosures. The amendments clarify the following points:

-	The word “significant” is changed to “material or relative importance”.
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The accounting policies that must be disclosed in the notes to the financial statements are clarified, “an entity will disclose information about its material or relative importance accounting policies.”

-	It is clarified when an accounting policy is considered material or relatively important.
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Adds the following paragraph: “Information on accounting policies that focuses on how an entity has applied the requirements of IFRS to its own circumstances provides specific information about the entity that is more useful to users of financial statements than standardized information or information that only doubles or summarizes the requirements of IFRS standards”.

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Amendments to IAS 8 – Accounting Policies, Changes in Accounting Estimates and Errors. They clarify how companies should distinguish changes in accounting policies from changes in accounting estimates. The amendment was published by the IASB in February 2021 and clearly defines an accounting estimate to distinguish it from an accounting policy: “Accounting estimates are monetary amounts, in financial statements, that are subject to measurement uncertainty”.

It mentions “an accounting policy could require that elements of the financial statements be measured in a way that entails measurement uncertainty—that is, the accounting policy could require that these elements be measured by monetary amounts that cannot be directly observed and they must be estimated. In this case, an entity develops an accounting estimate to achieve the objective established by the accounting policy.

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Amendments to IAS 12 Deferred taxes related to assets and liabilities that are recognized in a single transaction. The purpose of the amendments is to reduce diversity in the reporting of deferred taxes on leases and decommissioning obligations.

The amendment allows the recognition of a deferred tax liability or asset that has arisen in a transaction that is not a business combination, in the initial recognition of an asset or liability that, at the time of the transaction, does not give rise to taxable temporary differences and deductibles in the same amount.

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Modifications to IFRS 1: The amendment permits a subsidiary that elects to apply paragraph D16(a) of IFRS 1 to measure cumulative translation differences using the amounts reported in the parent’s consolidated financial statements, based on the parent’s date of transition to IFRS, if no adjustments were made for consolidation procedures and for the effects of the business combination in which the parent acquired the subsidiary. This amendment is also applied to an associate or joint venture that elects to apply paragraph D16(a) of IFRS 1.

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IFRS 3 – Business combinations: in which they update a reference from the standard to the Conceptual Framework. The amendments add an exception to the recognition principle of IFRS 3 to avoid the issue of potential ‘day 2’ gains or losses arising for liabilities and contingent liabilities that would be within the scope of IAS 37 Provisions, Contingent Liabilities and Contingent Assets or IFRIC 21 Levies, if incurred separately. The exception requires entities to apply the criteria in IAS 37 or IFRIC 21, respectively, instead of the Conceptual Framework, to determine whether a present obligation exists at the acquisition date. At the same time, the amendments add a new paragraph to IFRS 3 to clarify that contingent assets do not qualify for recognition at the acquisition date.

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Modifications to IFRS 9, IAS 39, and IFRS 7: Reform of reference interest rates. The amendments provide several exemptions that apply to all hedging relationships that are directly affected by the interest rate benchmark reform. A hedging relationship is affected if the reform gives rise to uncertainty about the timing and/or amount of the cash flows based on benchmarks of the hedged item or hedging instrument.

Although the standard has already entered into force, the companies have not made the changes in the current debt contracts and continue to apply the LIBOR rate for interest calculations since the 3 and 6-month LIBOR dollar reference rates will remain in effect until on June 30, 2023, according to the Financial Conduct Authority (FAC).

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IFRS 17 - Insurance Contracts, provides a new general model for accounting for contracts by combining a measurement of the current balance of insurance contracts with the recognition of earnings during the period in which the services are rendered. The standard’s general model requires that insurance contract liabilities be measured using current weighted probability estimates of future cash flows, a risk adjustment, and a contractual service margin that represents the expected gain from fulfilling the contracts. The effects of changes in the estimates of future cash flows and the risk adjustment related to future services are recognized during the period in which the services are rendered and not immediately in profit loss statement.

IFRS 17 replaces IFRS 4 - Insurance Contracts and will be effective for the subsidiaries Black Gold Re and Linear Systems Re Ltd for the financial reporting period beginning January 1, 2023. The standard has not yet been approved by Colombia and it is expected that in the course of 2023 it will be adopted by the country allowing Ecopetrol Business Group to adopt it in line with the international standard. The assessment of the impact of IFRS 17 is in an implementation phase and a significant effect on the Group’s consolidated financial statements is not expected given that most of the insurance contracts are short-term and would be managed by the PPA methodology - Simplified allocation of premiums.